Victory Pioneer Select Mid Cap Growth Fund Expense Example - Victory Pioneer Select Mid Cap Growth Fund	Nov. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 670
Expense Example, with Redemption, 3 Years	874
Expense Example, with Redemption, 5 Years	1,097
Expense Example, with Redemption, 10 Years	1,737
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	1,908
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	380
Expense Example, with Redemption, 10 Years	855
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	$ 996